Warrants - underwriters Unit Purchase Options - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2015	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015
Series E Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Conversion of Stock, Shares Issued			1	1
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised	384,000
Exercise price		$ 4,200,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			1
Underwriters Unit Purchase Option
Class Of Warrant Or Right [Line Items]
Warrants exercised			121,450	14,750
Exercise price		$ 11.00
Weighted Average Remainder Contractual Term in Years, Exercised		5 years
Percentage of public offering price		125.00%
Aggregate number of units purchased		5.00%
Aggregate number of units Sold		136,200
Warrant exercise for cash				$ 162,250
Underwriters Unit Purchase Option | Series E Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercised			121,450	14,750
Conversion of Stock, Shares Issued			1	1
Underwriters Unit Purchase Option | Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised			972,320	118,000
Warrant exercise for cash			$ 1,335,950
Warrants and rights outstanding				121,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			1